DERIVATIVE FINANCIAL INSTRUMENTS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	$ 14	[1],[2]	$ 7	[1],[3]
Commodity contracts not subject to rate recovery			1	[1]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	8	[1]	8	[1]
Commodity contracts not subject to rate recovery	47	[1]	117	[1]
Associated offsetting commodity contracts not subject to rate recovery	(43)	[1]	(102)	[1]
Associated cash collateral commodity contracts not subject to rate recovery	0	[1]	0	[1]
Commodity contracts subject to rate recovery	35	[1]	30	[1]
Associated cash collateral commodity contracts subject to rate recovery			0	[1]
Associated offsetting commodity contracts subject to rate recovery	(3)	[1]	(4)	[1]
Net amount presented on balance sheet	58	[1]	57	[1]
Additional margin posted for commodity contracts not subject to rate recovery	17	[1]	22	[1]
Additional margin posted for commodity contracts subject to rate recovery	31	[1]	13	[1]
Total	106	[1]	92	[1]
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	0	[2]	0	[3]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	34		28
Associated cash collateral commodity contracts subject to rate recovery			0
Associated offsetting commodity contracts subject to rate recovery	(3)		(3)
Net amount presented on balance sheet	31		25
Additional margin posted for commodity contracts not subject to rate recovery	1		1
Additional margin posted for commodity contracts subject to rate recovery	29		12
Total	61		38
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	1	[1]	2	[1]
Associated offsetting commodity contracts subject to rate recovery			(1)	[1]
Net amount presented on balance sheet	1	[1]	1	[1]
Additional margin posted for commodity contracts not subject to rate recovery	2	[1]	2	[1]
Additional margin posted for commodity contracts subject to rate recovery	2	[1]	1	[1]
Total	5	[1]	4	[1]
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	12	[2]	12	[3]
Commodity contracts not subject to rate recovery			0
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	22		40
Commodity contracts not subject to rate recovery	7		15
Associated offsetting commodity contracts not subject to rate recovery	(5)		(12)
Associated cash collateral commodity contracts not subject to rate recovery	0		0
Commodity contracts subject to rate recovery	72		35
Associated cash collateral commodity contracts subject to rate recovery			0
Associated offsetting commodity contracts subject to rate recovery	(2)		0
Net amount presented on balance sheet	106		90
Additional margin posted for commodity contracts not subject to rate recovery	0		0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	106		90
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	0	[2]	0	[3]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	72		35
Associated cash collateral commodity contracts subject to rate recovery			0
Associated offsetting commodity contracts subject to rate recovery	(2)		0
Net amount presented on balance sheet	70		35
Additional margin posted for commodity contracts not subject to rate recovery	0		0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	70		35
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	0		0
Associated offsetting commodity contracts subject to rate recovery			0
Net amount presented on balance sheet	0		0
Additional margin posted for commodity contracts not subject to rate recovery	0		0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	0		0
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(18)	[2],[3]	(19)	[3]
Commodity contracts not subject to rate recovery			0	[3]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	(7)	[3]	(8)	[3]
Commodity contracts not subject to rate recovery	(51)	[3]	(116)	[3]
Associated offsetting commodity contracts not subject to rate recovery	43	[3]	102	[3]
Associated cash collateral commodity contracts not subject to rate recovery	1	[3]	4	[3]
Commodity contracts subject to rate recovery	(10)	[3]	(35)	[3]
Associated cash collateral commodity contracts subject to rate recovery			22	[3]
Associated offsetting commodity contracts subject to rate recovery	3	[3]	4	[3]
Net amount presented on balance sheet	(39)	[3]	(46)	[3]
Additional margin posted for commodity contracts not subject to rate recovery	0	[3]	0	[3]
Additional margin posted for commodity contracts subject to rate recovery	0	[3]	0	[3]
Total	(39)	[3]	(46)	[3]
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(16)	[2]	(17)	[3]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	(9)		(33)
Associated cash collateral commodity contracts subject to rate recovery			22
Associated offsetting commodity contracts subject to rate recovery	3		3
Net amount presented on balance sheet	(22)		(25)
Additional margin posted for commodity contracts not subject to rate recovery	0		0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	(22)		(25)
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	(1)	[3]	(2)	[3]
Associated offsetting commodity contracts subject to rate recovery			1	[3]
Net amount presented on balance sheet	(1)	[3]	(1)	[3]
Additional margin posted for commodity contracts not subject to rate recovery	0	[3]	0	[3]
Additional margin posted for commodity contracts subject to rate recovery	0	[3]	0	[3]
Total	(1)	[3]	(1)	[3]
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(75)	[2]	(64)	[3]
Commodity contracts not subject to rate recovery			0
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate and foreign exchange instruments	(17)		(35)
Commodity contracts not subject to rate recovery	(5)		(27)
Associated offsetting commodity contracts not subject to rate recovery	5		12
Associated cash collateral commodity contracts not subject to rate recovery	0		7
Commodity contracts subject to rate recovery	(8)		(1)
Associated cash collateral commodity contracts subject to rate recovery			1
Associated offsetting commodity contracts subject to rate recovery	2		0
Net amount presented on balance sheet	(98)		(107)
Additional margin posted for commodity contracts not subject to rate recovery	0		0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	(98)		(107)
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate and foreign exchange instruments	(39)	[2]	(64)	[3]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	(8)		(1)
Associated cash collateral commodity contracts subject to rate recovery			1
Associated offsetting commodity contracts subject to rate recovery	2		0
Net amount presented on balance sheet	(45)		(64)
Additional margin posted for commodity contracts not subject to rate recovery	0		0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	(45)		(64)
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Commodity contracts subject to rate recovery	0		0
Associated offsetting commodity contracts subject to rate recovery			0
Net amount presented on balance sheet	0		0
Additional margin posted for commodity contracts not subject to rate recovery	0		0
Additional margin posted for commodity contracts subject to rate recovery	0		0
Total	$ 0		$ 0

[1]	Included in Current Assets: Other for SoCalGas.
[2]	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
[3]	Included in Current Liabilities: Other for SoCalGas.